Fair value of financial instruments	6 Months Ended
Sep. 30, 2022
Fair value of financial instruments
Fair value of financial instruments

9   Fair value of financial instruments

The table below sets out the financial instruments held at fair value by the Group.

	30 September	31 March
	2022	2022
	€m	€m
Financial assets at fair value:
Money market funds (included within Cash and cash equivalents)[1]	4,521	5,276
Debt and equity securities (included within Other investments)[2]	5,992	6,398
Derivative financial instruments (included within Trade and other receivables)[2,3]	8,769	4,626
Trade receivables at fair value through Other comprehensive income (included within Trade and other receivables)[2]	1,967	1,408
	21,249	17,708

Financial liabilities at fair value:
Derivative financial instruments (included within Trade and other payables)[2,3]	1,786	1,672
	1,786	1,672

Notes:

1.	Items are measured at fair value and the valuation basis is Level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets.
2.	Quoted debt and equity securities of €2,537 million (€2,997 million as at 31 March 2022) are Level 1 classification which comprises items where fair value is determined by unadjusted quoted prices in active markets. The remaining items are measured at fair value and the basis is Level 2 classification which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.
3.	€8,524 million (€4,216 million as at 31 March 2022) of derivative financial assets and €1,596 million (€1,506 million as at 31 March 2022) of derivative financial liabilities are classified as non-current.

The fair value of the Group’s financial liabilities held at amortised cost approximates to fair value with the exception of non-current bonds with a carrying value of €48,299 million (€46,156 million as at 31 March 2022) and a fair value of €40,722 million (€46,348 million as at 31 March 2022). Fair value is based on Level 1 of the fair value hierarchy using quoted market prices.

The fair value of the Group’s financial assets held at amortised cost approximate to fair value with the exception of non-current debt securities with a carrying value of €1,003 million (€930 million as at 31 March 2022) and a fair value of €735 million (€830 million as at 31 March 2022). Fair value is based on Level 2 of the fair value hierarchy which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.